Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 138	$ 359	$ 224
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Acquired Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years